REVENUE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 272,071	$ 273,868	$ 218,138
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	268,184	269,369	213,116
United States | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	$ 204,500	$ 192,600	$ 145,300
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%	18.00%	28.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%	17.00%	20.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	11.00%	10.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Four
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	11.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | United States
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%